Retirement Benefit Plans - Changes in Level 3 Category Assets on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Balance at beginning of year	$ 24,953	$ 25,129
Foreign currency translation	(899)	(830)
Balance at end of year	30,999	24,953
Fair value measured on recurring basis [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Balance at end of year	30,999	24,953
Significant Unobservable Inputs (Level 3) [Member] | Fair value measured on recurring basis [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Balance at beginning of year	1,118	1,101
Actual return on plan assets	150	142
Purchases, sales and settlements	(280)	(35)
Transfers into Level 3	12,206
Foreign currency translation	453	(90)
Balance at end of year	$ 13,647	$ 1,118